[UBS Global Asset Management logo]

LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund

Semiannual Report

June 30, 2002

UBS Money Series

Dear Shareholder,                                                August 15, 2002

We present you with the semiannual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the six months ended June 30, 2002.

A New Global Brand

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

--------------------------------------------------------------------------------
LIR Premier Money Market Fund

Investment Goal:

High level of current income consistent with preservation of capital and liquidity.

Portfolio Manager:

Susan P. Ryan
UBS Global Asset Management (US) Inc.

Commencment:

May 20, 1991 (predecessor fund)

LIR Premier Tax-Free Money
Market Fund

Investment Goal:

High level of current income exempt from federal income tax consistent with preservation of capital and liquidity.

Portfolio Manager:

Debbie Baggett
UBS Global Asset Management (US) Inc.

Commencment:

October 7, 1996 (predecessor fund)

Dividend Payments (both Funds):

Monthly
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Money Series

Market Review

In the Fund's annual report to shareholders for the one-year period that ended December 31, 2001, we explained that the prospects for a rapid economic recovery were unlikely in the aftermath of the September 11 terrorist attacks. However, the Federal Reserve Board ("the Fed") moved quickly to stabilize the economy and add liquidity to the financial system. All told, from June 2001 through December 2001, the Fed cut rates six times, and by year-end, the federal funds rate (the rate U.S. banks charge each other for overnight loans) was at 1.75%--its lowest level in 40 years. Due in large part to a quick renewal in consumer spending, gross domestic product (GDP) rose a surprising 2.7% during the fourth quarter of 2001.

As increasing signs of economic growth emerged during the first quarter of 2002, the Fed shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted as the GDP accelerated to a 5.0% growth rate during the first quarter of 2002. However, the uptick proved to be short lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, and waning consumer confidence in light of the stock market's decline and corporate accounting scandals all took their toll. The end result--estimated second quarter 2002 GDP growth was a less-than-expected 1.1%. As the reporting period ended, the federal funds rate remained at 1.75%, while the Fed waited for clearer signs on the direction of the economy.

Portfolio Highlights

Given the prevailing interest rate environment and volatility in the corporate credit markets, we utilized a variety of strategies to enhance returns during the reporting period. First, the portfolios utilized what is known as a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

Second, with the combination of an uncertain economy, a proliferation of corporate accounting scandals, and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we steered clear of the corporate credit markets as problems continued to plague it.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Money Series

Portfolio Review

LIR Premier Money Market Fund

Performance and Characteristics             6/30/02                  12/31/01
--------------------------------------------------------------------------------
7-Day Current Yield*                           1.12%                     1.50%
--------------------------------------------------------------------------------
7-Day Effective Yield*                         1.13%                     1.51%
--------------------------------------------------------------------------------
Weighted Average Maturity                   68 days                   67 days
--------------------------------------------------------------------------------
Net Assets (bln)                            $ 2.143                   $ 2.041
--------------------------------------------------------------------------------

Sector Allocation*                          6/30/02                  12/31/01
--------------------------------------------------------------------------------
Commercial Paper                               38.0%                     41.7%
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations           37.3                      21.1
--------------------------------------------------------------------------------
Bank Obligations                               18.3                      22.5
--------------------------------------------------------------------------------
Money Market Funds                              6.5                       5.9
--------------------------------------------------------------------------------
Short-Term Corporate Obligations                1.6                       8.6
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets          -1.7                        --
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities            --                       0.2
--------------------------------------------------------------------------------
Total                                         100.0%                    100.0%

LIR Premier Tax-Free Money Market Fund

Performance and Characteristics             6/30/02                  12/31/01
--------------------------------------------------------------------------------
7-Day Current Yield*                           0.79%                    1.10%
--------------------------------------------------------------------------------
7-Day Effective Yield*                         0.79%                    1.11%
--------------------------------------------------------------------------------
Weighted Average Maturity                   44 days                  33 days
--------------------------------------------------------------------------------
Net Assets (mm)                             $ 119.7                  $ 132.9
--------------------------------------------------------------------------------

Sector Allocation*                          6/30/02                  12/31/01
--------------------------------------------------------------------------------
Variable Rate Demand Notes                     79.6%                     75.5%
--------------------------------------------------------------------------------
Municipal Notes                                15.6                      11.4
--------------------------------------------------------------------------------
Commercial Paper                               11.0                      12.6
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets          -6.2                        --
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities            --                       0.5
--------------------------------------------------------------------------------
Total                                         100.0%                    100.0%

* Yields will vary. Weightings represent percentage of net assets as of the dates indicated. The Funds are actively managed and their portfolio composition will vary over time.

Outlook

Looking ahead, we remain skeptical concerning the strength of an economic recovery. Consumer spending has propped up the economy for quite some time, while corporate spending has been weak at best. However, given the bursting of the stock market bubble, a weak job market, and high levels of consumer debt, we do not believe that consumers alone will have the ability to sustain a high level of growth. What's more, the housing market, which has remained surprisingly resilient given the economic uncertainties, may be ripe for a pullback. Con-


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Money Series

versely, a number of positives do exist, including signs that the manufacturing sector's worst days may have passed.

While we don't think the economy will fall back into a recession, the risk exists. As such, we believe the Fed will once again need to move to a more accommodative monetary policy and may lower short-term interest rates before the end of the year. Therefore, we anticipate maintaining our barbell strategy with longer average-weighted maturities in order to generate higher yields. Credit quality will continue to be paramount for the portfolios, and we expect to continue to have a large allocation to Treasuries and Agencies.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds1, please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President
LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan                       /s/ Debbie Baggett

Susan P. Ryan                           Debbie Baggett
Portfolio Manager                       Portfolio Manager
LIR Premier Money Market Fund           LIR Premier Tax-Free Money Market Fund
Executive Director                      Executive Director
UBS Global Asset Management (US) Inc.   UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended June 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

------------------------------------
1. Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

LIR Premier Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                    Maturity      Interest
 (000)                                                       Dates         Rates          Value
----------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations--37.34%
----------------------------------------------------------------------------------------------------
$  95,000       U.S. Treasury Bills                        07/05/02 to      1.705 to
                                                              12/19/02      1.800%@     $ 94,755,746
----------------------------------------------------------------------------------------------------
   25,000       Federal Farm Credit Bank                      07/01/02      1.765*        24,992,401
----------------------------------------------------------------------------------------------------
   50,000       Federal Home Loan Bank                        07/01/02      1.740 to
                                                                            1.775*        49,985,773
----------------------------------------------------------------------------------------------------
  150,000       Federal Home Loan Bank                     01/24/03 to      2.330 to
                                                              06/27/03      3.000        150,000,000
----------------------------------------------------------------------------------------------------
  113,470       Federal Home Loan Mortgage Corp.           07/18/02 to      1.800 to
                                                              12/30/02      1.920@       112,916,425
----------------------------------------------------------------------------------------------------
   25,000       Federal Home Loan Mortgage Corp.              01/24/03      2.375         25,000,000
----------------------------------------------------------------------------------------------------
  223,000       Federal National Mortgage Association      07/10/02 to      1.745 to
                                                              11/29/02      2.280@       222,369,731
----------------------------------------------------------------------------------------------------
   25,000       Federal National Mortgage Association         07/01/02      1.750*        25,000,000
----------------------------------------------------------------------------------------------------
   20,000       Federal National Mortgage Association         07/17/03      2.350         20,000,000
----------------------------------------------------------------------------------------------------
   40,000       Student Loan Marketing Association            07/02/02      1.772 to
                                                                            2.192*        40,011,573
----------------------------------------------------------------------------------------------------
   35,000       Student Loan Marketing Association         05/23/03 to      2.375 to
                                                              07/25/03      2.650         35,000,000
----------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$800,031,649)                                                                   800,031,649
----------------------------------------------------------------------------------------------------
Bank Notes--3.97%
----------------------------------------------------------------------------------------------------
  Domestic--3.97%
   60,000       LaSalle Bank N.A.                          08/12/02 to      1.940 to
                                                              02/04/03      2.400         60,000,000
----------------------------------------------------------------------------------------------------
   25,000       Wells Fargo Bank N.A.                         07/01/02      1.820*        25,000,774
----------------------------------------------------------------------------------------------------
Total Bank Notes
  (cost--$85,000,774)                                                                     85,000,774
----------------------------------------------------------------------------------------------------
Certificates of Deposit--14.29%
----------------------------------------------------------------------------------------------------
  Yankee--14.29%
   50,000       Abbey National PLC                         12/31/02 to      1.910 to
                                                              01/07/03      2.590         50,002,506
----------------------------------------------------------------------------------------------------
   35,000       Bank of Scotland                           07/26/02 to      3.800 to
                                                              09/04/02      3.870         34,998,801
----------------------------------------------------------------------------------------------------
   50,000       Barclays Bank PLC                             07/01/02      1.790 to
                                                                            1.810*        49,994,851
----------------------------------------------------------------------------------------------------
   15,000       Barclays Bank PLC                             12/31/02      2.125         15,000,376
----------------------------------------------------------------------------------------------------
   45,000       Dexia Bank                                    07/01/02      1.820*        44,985,769
----------------------------------------------------------------------------------------------------
   24,000       Royal Bank of Scotland PLC                    12/27/02      2.710         23,998,841
----------------------------------------------------------------------------------------------------
   50,200       Svenska Handelsbanken                      07/11/02 to      1.800 to
                                                              09/03/02      4.110         50,135,338
----------------------------------------------------------------------------------------------------
   37,000       Westdeutcshe Landesbank Girozentrale       09/16/02 to      2.680 to
                                                              05/23/03      3.680         36,996,320
----------------------------------------------------------------------------------------------------
Total Certificates of Deposit
  (cost--$306,112,802)                                                                   306,112,802
----------------------------------------------------------------------------------------------------


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6                                                    UBS Global Asset Management

LIR Premier Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                    Maturity      Interest
 (000)                                                       Dates         Rates          Value
----------------------------------------------------------------------------------------------------
Commercial Paper@--37.95%
----------------------------------------------------------------------------------------------------
  Asset Backed-Auto & Truck--2.33%
$  50,000       New Center Asset Trust                        07/01/02      2.000%      $ 50,000,000
----------------------------------------------------------------------------------------------------
  Asset Backed-Banking--1.30%
   27,880       Atlantis One Funding                       07/15/02 to      1.790 to
                                                              09/06/02      1.800         27,831,236
----------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous--9.88%
   20,000       Barton Capital Corp.                          07/01/02      2.000         20,000,000
----------------------------------------------------------------------------------------------------
   30,000       Falcon Asset Securitization Corp.          07/09/02 to
                                                              07/22/02      1.780         29,975,278
----------------------------------------------------------------------------------------------------
   25,000       Galaxy Funding, Inc.                          09/16/02      1.800         24,903,750
----------------------------------------------------------------------------------------------------
   26,765       Old Line Funding Corp.                        07/08/02      1.780         26,755,736
----------------------------------------------------------------------------------------------------
   30,000       Pennine Funding                            07/22/02 to
                                                              09/12/02      1.810         29,942,180
----------------------------------------------------------------------------------------------------
   15,000       Quincy Capital Corp.                          07/24/02      1.780         14,982,942
----------------------------------------------------------------------------------------------------
   30,000       Receivables Capital Corp.                     07/18/02      1.780         29,974,783
----------------------------------------------------------------------------------------------------
   10,175       Triple-A One Funding Corp.                    07/08/02      1.780         10,171,478
----------------------------------------------------------------------------------------------------
   25,000       Variable Funding Capital Corp.                07/09/02      1.790         24,990,056
                                                                                         211,696,203
----------------------------------------------------------------------------------------------------
  Automobile OEM--1.92%
   41,200       PACCAR Financial Corp.                     07/11/02 to      1.760 to
                                                              08/12/02      1.790         41,154,617
----------------------------------------------------------------------------------------------------
  Banking-Domestic--9.73%
   65,000       Danske Corp.                               07/12/02 to      1.800 to
                                                              07/29/02      1.860         64,936,442
----------------------------------------------------------------------------------------------------
   20,000       Dresdner U.S. Finance, Inc.                   07/02/02      1.810         19,998,994
----------------------------------------------------------------------------------------------------
   40,000       Fortis Funding LLC                         07/01/02 to      1.770 to
                                                              07/12/02      1.780         39,991,887
----------------------------------------------------------------------------------------------------
   63,620       Nordea North America, Inc.                 07/08/02 to      1.780 to
                                                              08/15/02      1.850         63,552,828
----------------------------------------------------------------------------------------------------
   20,000       Stadshypotek Delaware, Inc.                   07/08/02      1.800         19,993,000
                                                                                         208,473,151
----------------------------------------------------------------------------------------------------
  Banking-Foreign--1.16%
   25,000       Alliance & Leicester PLC                      08/02/02      1.820         24,959,555
----------------------------------------------------------------------------------------------------
  Energy-Integrated--0.47%
   10,000       Exxon Asset Management Co.                    07/17/02      1.740          9,992,267
----------------------------------------------------------------------------------------------------
  Finance-Non Captive Consumer--2.95%
   45,000       Household Finance Corp.                    07/26/02 to      1.790 to
                                                              08/08/02      1.830         44,924,254
----------------------------------------------------------------------------------------------------
   18,191       Transamerica Finance Corp.                 07/11/02 to      1.770 to
                                                              07/22/02      1.780         18,175,094
                                                                                          63,099,348
----------------------------------------------------------------------------------------------------
  Finance-Non Captive Diversified--0.70%
   15,000       GE Capital International Funding Inc.         07/09/02      1.800         14,994,000
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

LIR Premier Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                    Maturity      Interest
 (000)                                                       Dates         Rates          Value
---------------------------------------------------------------------------------------------------
Commercial Paper@--(concluded)
---------------------------------------------------------------------------------------------------
  Insurance-P&C--1.17%
$ 25,000        Marsh & McLennan Cos., Inc.                   07/11/02      1.800%   $   24,987,500
---------------------------------------------------------------------------------------------------
  Media-Publishing--1.01%
  21,670        Gannett Co.                                   07/08/02      1.770        21,662,542
---------------------------------------------------------------------------------------------------
  Metals & Mining--1.15%
  24,616        Rio Tinto Ltd.                                08/13/02      1.820        24,562,488
---------------------------------------------------------------------------------------------------
  Pharmaceuticals--3.03%
  65,000        GlaxoSmithKline Finance PLC                07/19/02 to      1.760 to
                                                              08/07/02      1.820        64,918,378
---------------------------------------------------------------------------------------------------
  Telecom-Wirelines--1.15%
  15,000        Verizon Global Funding                        07/18/02      1.800        14,987,250
---------------------------------------------------------------------------------------------------
   9,700        Verizon Network Funding Co.                   07/17/02      1.800         9,692,240
---------------------------------------------------------------------------------------------------
                                                                                         24,679,490
---------------------------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$813,010,775)                                                                  813,010,775
---------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations--1.63%
---------------------------------------------------------------------------------------------------
Asset Backed-Finance--0.93%
  20,000        Beta Finance Inc.                             07/01/02      1.840*       20,000,000
---------------------------------------------------------------------------------------------------
Finance-Non Captive Diversified--0.70%
  15,000        GE Capital International Funding Inc.         07/01/02      1.869*       15,000,000
---------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$35,000,000)                                                                    35,000,000
---------------------------------------------------------------------------------------------------

 Number of
  Shares
  (000)
---------------------------------------------------------------------------------------------------
Money Market Funds--6.48%
---------------------------------------------------------------------------------------------------
  75,253        AIM Liquid Assets Portfolio                   07/01/02      1.850+       75,253,021
---------------------------------------------------------------------------------------------------
     672        AIM Prime Portfolio                           07/01/02      1.700+          671,534
---------------------------------------------------------------------------------------------------
  58,965        BlackRock Provident Institutional TempFund    07/01/02      1.756+       58,965,469
---------------------------------------------------------------------------------------------------
   4,033        Dreyfus Cash Management Fund                  07/01/02      1.736+        4,032,843
---------------------------------------------------------------------------------------------------
Total Money Market Funds
  (cost--$138,922,867)                                                                  138,922,867
---------------------------------------------------------------------------------------------------
Total Investments (cost--$2,178,078,867 which
  approximates cost for federal income tax purposes)--101.66%                         2,178,078,867
---------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.66)%                                          (35,546,169)
---------------------------------------------------------------------------------------------------
Net Assets (applicable to 2,142,504,333 shares of
  beneficial interest outstanding equivalent to $1.00
  per share)--100.00%                                                                $2,142,532,698
---------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2002 and reset periodically.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rates shown reflect yield at June, 30, 2002.

                       Weighted average maturity--68 days

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                           Maturity      Interest
 (000)                                                              Dates         Rates      Value
---------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--95.23%
---------------------------------------------------------------------------------------------------------
Alabama--0.84%
  $1,000        Mobile Alabama Industrial Development Board,
                  Dock and Wharf Revenue, Series B
                  (Holnam Inc. Project)                                 A          1.250%      $1,000,000
---------------------------------------------------------------------------------------------------------
Arizona--1.92%
   1,500        Pima County Industrial Development Authority
                  Revenue (Tucson Electric Light & Power
                  Improvements)                                         A          1.200        1,500,000
---------------------------------------------------------------------------------------------------------
     800        Pinal County Pollution Control Revenue, Series A
                  (Newmont Mining Corp.)                                A          1.850          800,000
---------------------------------------------------------------------------------------------------------
                                                                                                2,300,000
---------------------------------------------------------------------------------------------------------
California--1.42%
   1,700        California Infrastructure & Economic Development
                  Bank Revenue, Series B
                  (Independent System Operation Corp. Project)          A          1.250        1,700,000
---------------------------------------------------------------------------------------------------------
Colorado--1.97%
   1,295        Broomfield Open Space Parking & Recreational
                  Facilities (Certificates of Participation)         12/01/02      5.000        1,312,163
---------------------------------------------------------------------------------------------------------
   1,000        Denver City & County Airport Revenue, Series A       11/15/02      7.250        1,040,913
---------------------------------------------------------------------------------------------------------
                                                                                                2,353,076
---------------------------------------------------------------------------------------------------------
Connecticut--1.67%
   2,000        Connecticut State Health & Educational Facilities
                  Authority Revenue, Series B
                  (Ascension Health Credit)                             A          1.250        2,000,000
---------------------------------------------------------------------------------------------------------
Florida--2.59%
   1,600        Jacksonville County Electric Authority Revenue,
                  Electric System, Series B                             A          1.850        1,600,000
---------------------------------------------------------------------------------------------------------
     500        Jacksonville County Electric Authority Revenue,
                  Electric System, Series C                             A          1.850          500,000
---------------------------------------------------------------------------------------------------------
   1,000        Orange County School District Tax Anticipation
                  Notes                                              09/16/02      2.750        1,001,597
---------------------------------------------------------------------------------------------------------
                                                                                                3,101,597
---------------------------------------------------------------------------------------------------------
Georgia--9.16%
   1,700        Burke County Industrial Development Authority
                  Pollution Control Revenue
                  (Georgia Power Co. Vogtle Project)                    A          1.850        1,700,000
---------------------------------------------------------------------------------------------------------
   1,405        Clayton County Housing Authority, Multi-Family
                  Housing Revenue (Villa Rouge Apartments)              A          1.250        1,405,000
---------------------------------------------------------------------------------------------------------
   1,000        Cobb County School District Notes                   12/31/02       2.500        1,004,608
---------------------------------------------------------------------------------------------------------
   1,750        De Kalb Private Hospital Authority Revenue
                  Anticipation Certificates
                  (Eagleston Children's Health Center)                  A          1.250        1,750,000
---------------------------------------------------------------------------------------------------------
   1,200        Fulco Georgia Hospital Authority Revenue
                  Anticipation Certificates
                  (Shepherd Center Inc. Project)                        A          1.250        1,200,000
---------------------------------------------------------------------------------------------------------
     500        Gwinnett County Housing Authority, Multi-Family
                  Housing Revenue (Post Court Project)                  A          1.200          500,000
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                           Maturity      Interest
 (000)                                                              Dates         Rates      Value
----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
----------------------------------------------------------------------------------------------------------
Georgia--(concluded)
 $2,000         Monroe County Development Authority, Pollution
                  Control Revenue
                  (Georgia Power Co. Plant Scherer)                   A            2.000%      $ 2,000,000
----------------------------------------------------------------------------------------------------------
  1,400         Savannah County Economic Development
                  Authority Revenue
                  (YMCA of Coastal Georgia Inc. Project)              A            1.250         1,400,000
----------------------------------------------------------------------------------------------------------
                                                                                                10,959,608
----------------------------------------------------------------------------------------------------------
Idaho--1.77%
    600         Idaho Health Facilities Authority Revenue
                  (St. Lukes Medical Center)                          A            2.000           600,000
----------------------------------------------------------------------------------------------------------
  1,500         Idaho State Tax Anticipation Notes                 06/30/03        3.000         1,520,160
----------------------------------------------------------------------------------------------------------
                                                                                                 2,120,160
----------------------------------------------------------------------------------------------------------
Illinois--9.20%
  3,500         Chicago O'Hare International Airport Revenue,
                  Series B (American Airlines)                        A            1.850         3,500,000
----------------------------------------------------------------------------------------------------------
  1,300         Illinois Development Finance Authority Revenue
                  (Chicago Commons Project)                           A            1.250         1,300,000
----------------------------------------------------------------------------------------------------------
    905         Illinois Development Finance Authority Revenue
                  (Jewish Federation Project)                         A            1.300           905,000
----------------------------------------------------------------------------------------------------------
  1,800         Illinois Development Finance Authority Revenue,
                  Pollution Control Revenue
                  (A.E. Staley Manufacturing Co. Project)             A            1.200         1,800,000
----------------------------------------------------------------------------------------------------------
  1,800         Illinois Educational Facilities Authority Revenue,
                  Series CP-1 (DePaul University)                     A            1.250         1,800,000
----------------------------------------------------------------------------------------------------------
    700         Illinois Health Facilities Authority Revenue,
                  Series B
                  (Elmhurst Memorial Hospital)                        A            1.950           700,000
----------------------------------------------------------------------------------------------------------
  1,000         Illinois State Toll Highway Authority Revenue,
                  Series B                                            A            1.200         1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                11,005,000
----------------------------------------------------------------------------------------------------------
Indiana--3.51%
  1,000         Indiana Municipal Power Supply Systems Revenue
                  Refunding, Series A                                 A            1.250         1,000,000
----------------------------------------------------------------------------------------------------------
  2,000         Indiana State Educational Facilities Authority
                  Revenue (Depauw University Project)                 A            1.850         2,000,000
----------------------------------------------------------------------------------------------------------
    200         Princeton Industrial Pollution Control Revenue
                  (PSI Energy Inc. Project)                           A            1.700           200,000
----------------------------------------------------------------------------------------------------------
  1,000         Whiting Economic Development Revenue
                  (Standard Oil Co. BP/Amoco Project)                 A            1.500         1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,200,000
----------------------------------------------------------------------------------------------------------
Kentucky--1.69%
  2,000         Kentucky Interlocal School Transportation
                  Association, Tax & Revenue Anticipation Notes    06/30/03        3.000         2,026,680
----------------------------------------------------------------------------------------------------------
Louisiana--3.55%
  1,750         Calcasieu Parish Sales Tax Revenue (District #4)      A            1.300         1,750,000
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                               Maturity      Interest
 (000)                                                                 Dates           Rates      Value
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-----------------------------------------------------------------------------------------------------------
Louisiana--(concluded)
 $1,000         Louisiana Public Facilities Authority Revenue,
                  Series A (College and University Equipment
                  and Capital)                                            A          1.250%      $1,000,000
-----------------------------------------------------------------------------------------------------------
  1,500         Louisiana State Offshore Terminal Authority
                  Revenue Deepwater Port, Series A (Loop Inc.)            A          1.250        1,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,250,000
-----------------------------------------------------------------------------------------------------------
Massachusetts--4.17%
  2,000         Massachusetts State General Obligation, Series B          A          1.250        2,000,000
-----------------------------------------------------------------------------------------------------------
  3,000         Route 3 North Transport Improvement Associates,
                  Series B                                                A          1.200        3,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,000,000
-----------------------------------------------------------------------------------------------------------
Michigan--4.18%
    800         Delta County Economic Development Corp.,
                  Environmental Improvement Revenue Series E
                  (Mead-Escanaba Paper Co.)                               A          1.850          800,000
-----------------------------------------------------------------------------------------------------------
  1,800         Detroit Sewer Disposal Facilities Authority
                  Revenue, Series B                                       A          1.250        1,800,000
-----------------------------------------------------------------------------------------------------------
  1,505         Michigan Housing Authority Revenue,
                  Single Family, Series 2000A                             A          1.250        1,505,000
-----------------------------------------------------------------------------------------------------------
    900         Michigan Strategic Pollution Control Revenue
                  (Consumers Power Project)                               A          1.850          900,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,005,000
-----------------------------------------------------------------------------------------------------------
Minnesota--0.67%
    800         Minneapolis & St. Paul Housing & Redevelopment
                  Authority Health Care System, Series B
                  (Children's Health Care)                                A          1.900          800,000
-----------------------------------------------------------------------------------------------------------
Mississippi--1.25%
  1,500         Canton Industrial Development Revenue
                  (Levi Strauss & Co. Project)                            A          1.300        1,500,000
-----------------------------------------------------------------------------------------------------------
Missouri--2.17%
  1,200         Columbia Special Obligation, Series A                     A          1.250        1,200,000
-----------------------------------------------------------------------------------------------------------
  1,400         St. Charles County Industrial Development
                  Authority Revenue
                  (Remington Apartments Project)                          A          1.200        1,400,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,600,000
-----------------------------------------------------------------------------------------------------------
Nebraska--2.59%
  1,000         Nebraska Help Inc. Revenue, Series D
                  (Multiple Mode Student Loan)                            A          1.250        1,000,000
-----------------------------------------------------------------------------------------------------------
  1,300         Nebraska Help Inc. Revenue, Series E
                  (Multiple Mode Student Loan)                            A          1.250        1,300,000
-----------------------------------------------------------------------------------------------------------
    800         Sarpy County Hospital Authority #1 Health
                  Facilities Revenue, Series B
                  (Immanuel Health Systems)                               A          1.900          800,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,100,000
-----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                               Maturity      Interest
 (000)                                                                 Dates           Rates      Value
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-----------------------------------------------------------------------------------------------------------
New Hampshire--1.17%
 $1,400         New Hampshire Housing Finance Authority,
                  Multi-Family Revenue
                  (EQR Bond Partnership Project)                          A          1.200%      $1,400,000
-----------------------------------------------------------------------------------------------------------
New Mexico--2.66%
  2,000         New Mexico State Tax & Revenue Anticipation Notes      06/30/03      3.000        2,029,180
-----------------------------------------------------------------------------------------------------------
  1,150         University of New Mexico (University Revenue)             A          1.200        1,150,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,179,180
-----------------------------------------------------------------------------------------------------------
New York--1.73%
  2,000         New York City Transitional Finance Authority,
                  Series A (New York Recovery Notes)                   10/02/02      3.250        2,005,585
-----------------------------------------------------------------------------------------------------------
     65         New York State Medical Care Facilities Financing
                  Revenue, Series A
                  (Pooled Equipment Loan Program II)                      A          1.150           65,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,070,585
-----------------------------------------------------------------------------------------------------------
North Carolina--4.68%
  1,000         North Carolina Educational Facility
                  (Elon College Project)                                  A          1.250        1,000,000
-----------------------------------------------------------------------------------------------------------
  1,700         North Carolina Educational Facility, Series B
                  (Duke University Project)                               A          1.000        1,700,000
-----------------------------------------------------------------------------------------------------------
  1,400         Union County Industrial Facilities & Pollution
                  Control Financing Authority
                  (Square D Co. Project)                                  A          1.300        1,400,000
-----------------------------------------------------------------------------------------------------------
  1,500         University of North Carolina Chapel Hill
                  Foundation (Certificates of Participation)              A          1.000        1,500,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,600,000
-----------------------------------------------------------------------------------------------------------
Ohio--2.91%
    985         Franklin County Hospital Revenue, Series A
                  (US Health Corp.)                                       A          1.250          985,000
-----------------------------------------------------------------------------------------------------------
  1,100         Hamilton County Hospital Revenue, Series A
                  (Health Alliance)                                       A          1.290        1,100,000
-----------------------------------------------------------------------------------------------------------
    500         Ohio State Air Quality Development Authority
                  Revenue, Series A                                       A          1.800          500,000
-----------------------------------------------------------------------------------------------------------
    900         Ohio State Air Quality Development Authority
                  Revenue, Series C                                       A          1.800          900,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,485,000
-----------------------------------------------------------------------------------------------------------
Oklahoma--1.17%
  1,400         Oklahoma City Industrial & Cultural Facilities
                  Revenue (Oklahoma City University Project)              A          1.400        1,400,000
-----------------------------------------------------------------------------------------------------------
Pennsylvania--4.68%
  1,000         Allegheny County Tax & Revenue Anticipation
                  Notes, Series B                                     12/20/02       3.250        1,005,094
-----------------------------------------------------------------------------------------------------------
  1,600         Bucks County Industrial Development Authority
                  Revenue (SHV Real Estate)                               A          1.500        1,600,000
-----------------------------------------------------------------------------------------------------------
  3,000         Delaware County Hospital Revenue
                  (Crozer-Chester Medical Center)                         A          1.250        3,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,605,094
-----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                               Maturity      Interest
 (000)                                                                 Dates           Rates      Value
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-----------------------------------------------------------------------------------------------------------
Puerto Rico--1.67%
 $2,000         Puerto Rico Commonwealth Tax & Revenue
                  Anticipation Notes                                 07/30/02        3.000%      $2,001,442
-----------------------------------------------------------------------------------------------------------
Tennessee--2.73%
  1,150         Memphis Tennessee Electric System Revenue            01/01/03        5.800        1,171,935
-----------------------------------------------------------------------------------------------------------
  2,100         Metropolitan Government Nashville & Davidson
                  County, Health & Educational Facility Authority
                  Revenue, Series A (Vanderbilt University)              A           1.250        2,100,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,271,935
-----------------------------------------------------------------------------------------------------------
Texas--8.27%
  1,000         Austin County Industrial Development Corp.,
                  Industrial Development Revenue
                  (Justin Industrials, Inc. Project)                     A           1.250        1,000,000
-----------------------------------------------------------------------------------------------------------
  2,400         Gulf Coast Waste Disposal Authority
                  Environmental Improvement Revenue
                  (Amoco Oil Co. Project)                                A           1.550        2,400,000
-----------------------------------------------------------------------------------------------------------
  2,500         Harris County Health Facility Development
                  Authority Series B
                  (Texas Medical Center Project)                         A           1.850        2,500,000
-----------------------------------------------------------------------------------------------------------
  1,500         Harris County Industrial Development Corp.
                  Revenue (Bay Tank Houston Inc. Project)                A           1.250        1,500,000
-----------------------------------------------------------------------------------------------------------
  1,500         Port Corpus Christi Pollution Control Revenue
                  (Koch Refining Co. Project)                            A           1.250        1,500,000
-----------------------------------------------------------------------------------------------------------
  1,000         Red River Pollution Control Revenue
                  (Southwestern Public Service)                          A           1.400        1,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,900,000
-----------------------------------------------------------------------------------------------------------
Utah--2.12%
  2,500         Davis County School District General Obligation
                  Tax Anticipation Notes                             06/30/03        3.000        2,533,100
-----------------------------------------------------------------------------------------------------------
Virginia--2.93%
  1,200         Loudoun County Industrial Development
                  Authority Residential Care Facilities Revenue
                  (Falcons Landing Project)                              A           1.250        1,200,000
-----------------------------------------------------------------------------------------------------------
  2,300         Norfolk Virginia Industrial Development Authority
                  Revenue (Childrens Hospital Project)                   A           1.250        2,300,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,500,000
-----------------------------------------------------------------------------------------------------------
Washington--3.86%
  1,760         Snohomish County Public Utility Electric Revenue
                  (District #001)                                        A           1.200        1,760,000
-----------------------------------------------------------------------------------------------------------
    855         Tulalip Tribes of the Tulalip Reservation
                  Special Revenue                                        A           1.250          855,000
-----------------------------------------------------------------------------------------------------------
  2,000         Washington State, GO, Series 96B                         A           1.200        2,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,615,000
-----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

LIR Premier Tax-Free Money Market Fund

Statement of Net Assets -- June 30, 2002 (unaudited)

Principal
 Amount                                                               Maturity      Interest
 (000)                                                                 Dates           Rates      Value
---------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------------------
Wisconsin--0.33%
 $  400         Wisconsin State Health & Educational Facilities
                  Authority Revenue, Series C
                  (Aurora Healthcare, Inc.)                              A           1.300%        $    400,000
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$113,982,457)                                                113,982,457
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper--11.02%
---------------------------------------------------------------------------------------------------------------
Colorado--0.84%
  1,000         Regional Transportation District Co. Sales Tax
                  Revenue                                             08/07/02       1.350            1,000,000
---------------------------------------------------------------------------------------------------------------
Georgia--0.84%
  1,000         Municipal Electric Authority of Georgia, Series A     07/09/02       1.450            1,000,000
---------------------------------------------------------------------------------------------------------------
Illinois--1.67%
  1,000         Illinois Educational Facilities Authority Revenue
                  (Field Museum)                                      08/28/02       1.400            1,000,000
---------------------------------------------------------------------------------------------------------------
  1,000         Illinois Health Facilities Authority Revenue
                  (Evanston Hospital)                                 11/14/02       1.650            1,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,000,000
---------------------------------------------------------------------------------------------------------------
Massachusetts--0.84%
  1,000         Massachusetts State Water Resources Authority,
                  Series A                                            10/23/02       1.500            1,000,000
---------------------------------------------------------------------------------------------------------------
Minnesota--1.25%
  1,500         City of Rochester Health & Educational Revenue
                  (Mayo Clinic)                                       08/15/02       1.350            1,500,000
---------------------------------------------------------------------------------------------------------------
Nevada--0.83%
  1,000         Las Vegas Valley Water, Series A                      07/19/02       1.400            1,000,000
---------------------------------------------------------------------------------------------------------------
New York--0.84%
  1,000         Metropolitan Transportation Authority Revenue         07/08/02       1.350            1,000,000
---------------------------------------------------------------------------------------------------------------
Texas--3.91%
  1,000         Bexar Metropolitan Water District Revenue             07/25/02       1.500            1,000,000
---------------------------------------------------------------------------------------------------------------
    885         Harris County General Obligation                      09/11/02       1.450              885,000
---------------------------------------------------------------------------------------------------------------
  2,800         Harris County Toll Road Revenue, Sr. Lien,            10/08/02 to    1.450 to
                  Series E                                            11/15/02       1.550            2,800,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      4,685,000
---------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$13,185,000)                                                13,185,000
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$127,167,457 which approximates cost for federal
  tax purposes)--106.25%                                                                            127,167,457
---------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(6.25)%                                                       (7,475,687)
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 119,684,416 shares of beneficial interest
  outstanding equivalent to $1.00 per share)--100.00%                                              $119,691,770
===============================================================================================================

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 2002, and reset periodically.
GO   General Obligation

                       Weighted average maturity--44 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Money Series

Statement of Operations

                                                                       For the Six
                                                                       Months Ended
                                                                      June 30, 2002
                                                                       (unaudited)
                                                           ------------------------------------
                                                             LIR Premier   LIR Premier Tax-Free
                                                            Money Market       Money Market
                                                                Fund               Fund
-----------------------------------------------------------------------------------------------
Investment income:
Interest                                                     $22,409,231              $ 942,657
-----------------------------------------------------------------------------------------------
Expenses:
Distribution and service fees                                  6,432,516                385,026
-----------------------------------------------------------------------------------------------
Investment advisory and administration fees                    2,144,172                128,342
-----------------------------------------------------------------------------------------------
Transfer agency and related services fees                        583,644                 18,377
-----------------------------------------------------------------------------------------------
Reports and notices to shareholders                              121,787                  9,940
-----------------------------------------------------------------------------------------------
Custody and accounting                                           107,209                  6,417
-----------------------------------------------------------------------------------------------
State and federal registration                                   106,055                 88,709
-----------------------------------------------------------------------------------------------
Insurance expense                                                 80,055                 15,508
-----------------------------------------------------------------------------------------------
Professional fees                                                 37,909                 26,141
-----------------------------------------------------------------------------------------------
Trustees' fees                                                    10,564                  1,832
-----------------------------------------------------------------------------------------------
Other expenses                                                    10,386                  3,276
-----------------------------------------------------------------------------------------------
                                                               9,634,297                683,568
-----------------------------------------------------------------------------------------------
Fee recoupment to (waivers and expense reimbursements by)
  service providers                                               14,035               (247,778)
-----------------------------------------------------------------------------------------------
Net expenses                                                   9,648,332                435,790
-----------------------------------------------------------------------------------------------
Net investment income                                         12,760,899                506,867
-----------------------------------------------------------------------------------------------
Net realized gains from investment transactions                  684,015                     --
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         $13,444,914              $ 506,867
-----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS Money Series

Statement of Changes in Net Assets

                                                               LIR Premier Money Market Fund
                                                           ------------------------------------
                                                             For the Six            For the
                                                             Months Ended          Year Ended
                                                            June 30, 2002         December 31,
                                                             (unaudited)              2001
-----------------------------------------------------------------------------------------------
From operations:
Net investment income                                      $   12,760,899        $   79,049,777
-----------------------------------------------------------------------------------------------
Net realized gains from investment transactions                   684,015               150,528
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           13,444,914            79,200,305
-----------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                         (12,760,899)          (79,049,777)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  beneficial interest transactions                            100,356,441           (84,776,933)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                         101,040,456           (84,626,405)
-----------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                         2,041,492,242         2,126,118,647
-----------------------------------------------------------------------------------------------
End of period                                              $2,142,532,698        $2,041,492,242
-----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS Money Series

Statement of Changes in Net Assets

                                                                    LIR Premier Tax-Free Money Market
                                                                                  Fund
                                                                   ---------------------------------
                                                                      For the Six         For the
                                                                      Months Ended       Year Ended
                                                                     June 30, 2002      December 31,
                                                                      (unaudited)           2001
----------------------------------------------------------------------------------------------------
From operations:
Net investment income                                                 $    506,867      $  2,754,357
----------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                                 --             6,393
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       506,867         2,760,750
----------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                     (506,867)       (2,754,357)
----------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest transactions       (13,219,270)       (1,448,353)
----------------------------------------------------------------------------------------------------
Net decrease in net assets                                             (13,219,270)       (1,441,960)
----------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                    132,911,040       134,353,000
----------------------------------------------------------------------------------------------------
End of period                                                         $119,691,770      $132,911,040
----------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS Money Series

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust operates as a series mutual fund with five funds:
LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Cash Reserves Fund and UBS Liquid Asssets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The LIR Premier Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the LIR Premier Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS Money Series

Notes to Financial Statements (unaudited)

Concentration of Risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), serves as investment advisor and administrator of each Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, UBS Global AM receives compensation from each Fund, accrued daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets. At June 30, 2002, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed UBS Global AM $352,793 and $20,448, respectively, in investment advisory and administration fees.

During the six months ended June 30, 2002, UBS Global AM (and in the case of LIR Premier Tax-Free Money Market Fund, Correspondent Service Corporation ("CSC"), an affiliate of UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG) reimbursed a portion of expenses and/or waived fees to maintain each Fund's total annual operating expenses at a level that did not exceed 0.90%, and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively. At June 30, 2002, UBS Global AM owed LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund $642 and $17,417, respectively, for fee waivers under the above agreement. Each fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below expense caps. For the six months ended June 30, 2002, UBS Global AM recouped and reimbursed $14,035 and $142,606, respectively, in expenses to the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.

Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays CSC a monthly distribution and service fee at an annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to

------------------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS Money Series

Notes to Financial Statements (unaudited)

pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares and (2) offset each fund's marketing costs, including related overhead expenses. At June 30, 2002, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $1,058,379 and $61,343, in distribution and service fees, respectively. CSC is contractually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's 12b-1 fees. For the six months ended June 30, 2002, CSC waived $105,172 in distribution and service fees from the LIR Premier Tax-Free Money Market Fund.

Other Liabilities

At June 30, 2002, the Funds had the following liabilities outstanding:

                                                 Payable for
                                            Investments Purchased     Dividend Payable
--------------------------------------------------------------------------------------
LIR Premier Money Market Fund                    $40,000,000              $461,575
--------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund             8,109,120                18,477
--------------------------------------------------------------------------------------

Money Market Fund Insurance Bond

At June 30, 2002, each Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the six months ended June 30, 2002, the Funds did not use these insurance bonds.


--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS Money Series

Notes to Financial Statements (unaudited)

Federal Tax Status

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

At December 31, 2001, the LIR Premier Money Market Fund had a capital loss carryforward of approximately $687,192 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. The capital loss carryforward will expire in fiscal year 2002.

The distributions paid for tax purposes are the same as the dividends to shareholders from net investment income reflected on the Statement of Changes in Net Assets.

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      For the Six          For the Year
                                                      Months Ended             Ended
                                                     June 30, 2002       December 31, 2001
------------------------------------------------------------------------------------------
LIR Premier Money Market:
Shares sold                                          4,228,055,508           8,193,446,522
------------------------------------------------------------------------------------------
Shares repurchased                                  (4,140,903,240)         (8,358,354,647)
------------------------------------------------------------------------------------------
Dividends reinvested                                    13,204,173              80,131,192
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          100,356,441             (84,776,933)
------------------------------------------------------------------------------------------
LIR Premier Tax-Free Money Market Fund:
Shares sold                                            230,551,134             574,479,741
------------------------------------------------------------------------------------------
Shares repurchased                                    (244,303,781)           (578,700,113)
------------------------------------------------------------------------------------------
Dividends reinvested                                       533,377               2,772,019
------------------------------------------------------------------------------------------
Net decrease in shares outstanding                     (13,219,270)             (1,448,353)
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

LIR Premier Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                  For the
                                Six Months
                                   Ended                            For the Years Ended December 31,
                               June 30, 2002  -----------------------------------------------------------------------
                                (unaudited)        2001           2000#          1999           1998          1997
                             ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period           $     1.00      $     1.00     $     1.00     $     1.00     $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                0.006           0.036          0.055          0.043          0.047         0.047
---------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                 (0.006)         (0.036)        (0.055)        (0.043)        (0.047)       (0.047)
---------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                 $     1.00      $     1.00     $     1.00     $     1.00     $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------
Total investment return(1)            0.60%           3.62%          5.62%          4.40%          4.75%         4.77%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net assets, end
  of period (000's)             $2,142,533      $2,041,492     $2,126,119     $1,778,330     $1,387,903    $1,151,012
---------------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, net of waivers/
  reimbursements from
  affiliates                          0.90%*+        0.90%           0.90%          0.92%          0.93%         0.95%
---------------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, before waivers/
  reimbursements from
  affiliates                          0.90%*         0.96%           0.95%          1.03%          1.04%         1.06%
---------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, net of
  waivers/reimbursements
  from affiliates                     1.19%*+        3.58%           5.48%          4.32%          4.64%         4.68%
---------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, before
  waivers/reimbursements
  from affiliates                     1.19%*         3.52%           5.43%          4.21%          4.53%         4.57%
---------------------------------------------------------------------------------------------------------------------

*    Annualized.

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

+ For the six months ended June 30, 2002, the Investment Advisor was reimbursed for expenses previously paid by the Investment Advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.90%. Actual amount is less than 0.005%.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

LIR Premier Tax-Free Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                   For the
                                 Six Months
                                    Ended                             For the Years Ended December 31,
                                June 30, 2002   ---------------------------------------------------------------------
                                 (unaudited)        2001           2000#          1999           1998          1997
                               --------------------------------------------------------------------------------------
Net asset value,
  beginning of period             $   1.00        $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                0.004           0.020          0.034          0.025          0.028         0.029
---------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                 (0.004)         (0.020)        (0.034)        (0.025)        (0.028)       (0.029)
---------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                   $   1.00        $   1.00       $   1.00       $   1.00        $  1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------
Total investment return(1)            0.40%           2.06%          3.45%          2.53%          2.83%         2.90%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net assets, end
  of period (000's)               $119,692        $132,911       $134,353       $109,701       $102,821      $103,399
---------------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of
  waivers/reimbursements
  from service providers              0.68%*         0.68%           0.69%          0.74%          0.71%         0.78%
---------------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, before waivers/
  reimbursements from
  service providers                   1.07%*         1.09%           0.98%          1.05%          1.02%         1.18%
---------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, net of
  waivers/reimbursements
  from service providers              0.79%*         2.03%           3.38%          2.50%          2.79%         2.86%
---------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets, before
  waivers/reimbursements
  from service providers              0.40%*         1.62%           3.09%          2.19%          2.48%         2.46%
---------------------------------------------------------------------------------------------------------------------

*    Annualized.

# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23
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Directors
E. Garrett Bewkes, Jr.         George W. Gowen
Chairman
                               William W. Hewitt, Jr.
Margo N. Alexander
                               Morton L. Janklow
Richard Q. Armstrong
                               Frederic V. Malek
David J. Beaubien
                               Carl W. Schafer
Richard R. Burt
                               William D. White
Meyer Feldberg


Principal Officers
Brian M. Storms                Susan P. Ryan
President                      Vice President

Amy R. Doberman                Debbie Baggett
Vice President and Secretary   Vice President

Paul H. Schubert
Vice President and Treasurer


Investment Advisor and
Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of a Funds unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

[UBS logo]

           UBS Global Asset Management (US) Inc.
           51 West 52nd Street
           New York, NY 10019-6114